[Dechert Price & Rhoads Letterhead]


                            May 11, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attn:  Office of Filings, Information and Consumer Services

                  Re:      Weiss Treasury Fund (the "Trust")
                           File Nos. 811-09084 and 033-95688

Dear Sir or Madam:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 4 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 1998 as Accession No.
0000893220-98-000824.

                  Any comments regarding this filing should be directed to the undersigned at (617) 728-7135 or Joseph R. Fleming, Esq. at (617) 728-7161.

                  Please return an electronic transmittal as evidence of your receipt of this filing.

                                                     Very truly yours,



                                                     THOMAS A. GORMLEY

cc:      Joseph R. Fleming, Esq.